Stock-Based Awards (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of stock-based compensation expense was classified in the statements of operations and comprehensive loss
Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2020	2019	2020
	(in thousands)
Research and development expenses	$688	$1,204	$2,039	$2,967
General and administrative expenses	392	957	1,083	2,066

	$1,080	$2,161	$3,122	$5,033